Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (in thousands)	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Weighted average number of shares (in shares)	7,428,079	7,426,638	7,424,747	7,424,059	7,427,363	7,424,405	7,425,088	7,424,405	7,453,651
Options effect of dilutive shares (in shares)	86,876	77,835	31,339	27,799	82,468	29,570	42,629	5,659	809
Weighted average dilutive shares (in shares)	7,514,955	7,504,473	7,456,086	7,451,858	7,509,831	7,453,975	7,467,717	7,430,064	7,454,460
Basic EPS (in usd per share)	$ 0.81	$ 1.01	$ 1.40	$ 1.23	$ 1.82	$ 2.63	$ 5.93	$ 4.87	$ 3.56
Diluted EPS (in usd per share)	$ 0.80	$ 1.00	$ 1.39	$ 1.23	$ 1.80	$ 2.62	$ 5.89	$ 4.87	$ 3.55